VIRTUS SGA New Leaders Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—99.7%
Communication Services—9.1%
Kakao Corp.(1)	1,114	$ 105
Match Group, Inc.(1)	1,940	257
Spotify Technology S.A.(1)	941	220
		582

Consumer Discretionary—9.6%
Huazhu Group Ltd. ADR(1)	3,361	126
MercadoLibre, Inc.(1)	99	133
Trip.com Group Ltd. ADR(1)	5,037	124
Yum! Brands, Inc.	1,676	233
		616

Consumer Staples—12.7%
China Mengniu Dairy Co., Ltd.(1)	23,141	131
CP ALL PCL	138,924	245
Fomento Economico Mexicano SAB de C.V. Sponsored ADR	2,401	186
Raia Drogasil S.A.	24,435	107
Unicharm Corp.	3,403	148
		817

Financials—8.8%
First Republic Bank	867	179
MSCI, Inc. Class A	325	199
XP, Inc. Class A(1)	6,466	186
		564

Health Care—26.5%
Alcon, Inc.	2,491	217
ICON plc ADR(1)	780	242
IDEXX Laboratories, Inc.(1)	242	159
IQVIA Holdings, Inc.(1)	1,120	316
M3, Inc.	2,040	103
ResMed, Inc.	654	170
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	92,776	116
STERIS plc	1,056	257
Veeva Systems, Inc. Class A(1)	481	123
		1,703

Industrials—2.9%
CoStar Group, Inc.(1)	2,360	186
Information Technology—26.6%
Adyen N.V.(1)	53	140
	Shares	Value

Information Technology—continued
Autodesk, Inc.(1)	949	$ 267
EPAM Systems, Inc.(1)	556	372
FleetCor Technologies, Inc.(1)	1,082	242
Okta, Inc. Class A(1)	1,093	245
RingCentral, Inc. Class A(1)	1,208	226
Workday, Inc. Class A(1)	784	214
		1,706

Real Estate—3.5%
Equinix, Inc.	268	227
Total Common Stocks (Identified Cost $6,082)		6,401

Total Long-Term Investments—99.7% (Identified Cost $6,082)		6,401

TOTAL INVESTMENTS—99.7% (Identified Cost $6,082)		$6,401
Other assets and liabilities, net—0.3%		21
NET ASSETS—100.0%		$6,422

Abbreviations:
ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	60%
China	6
Brazil	5
Japan	4
Thailand	4
Ireland	4
Sweden	3
Other	14
Total	100%
† % of total investments as of December 31, 2021.
See Notes to Schedule of Investments

VIRTUS SGA New Leaders Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$6,401	$6,401
Total Investments	$6,401	$6,401
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2021.
There were no transfers into or out of Level 3 related to securities held at December 31, 2021.
See Notes to Schedule of Investments

VIRTUS SGA NEW LEADERS GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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